CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01	$ 0.00
Common stock, shares authorized	600,000,000	0
Common stock, shares issued	193,559,211	0
Common stock, shares outstanding	193,559,211	0